Temporary Equity		6 Months Ended
	May 31, 2021	Jun. 30, 2021
Temporary Equity
Temporary Equity

Note 4: Temporary Equity

The Company has issued share capital of 40,000 fully paid redeemable shares with no nominal value in exchange for $40,000. The shares are redeemable at any time by the Company; however, as the holder of the redeemable shares also controls the Company, the redemption option is not considered to be within the control of the Company. As a result, the redeemable shares are classified as temporary equity.

Note 4: Temporary Equity

The Company has issued share capital of 40,000 fully paid redeemable shares with no nominal value in exchange for $40,000. The shares are redeemable at any time by the Company; however, as the holder of the redeemable shares also controls the Company, the redemption option is not considered to be within the control of the Company. As a result, the redeemable shares are classified as temporary equity.